Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2022		$ 2,054	[1]	$ 550	[1]	$ 24,998,388	$ 1,315,017	$ 4,124,037	$ (511,824)	$ 3,091,043	$ 33,019,265
Balance (in Shares) at Dec. 31, 2022	[1]	2,053,143		549,772
Share-based compensation expenses						62,409					62,409
Net income (loss)								(4,721,590)		(58,268)	(4,779,858)
Foreign currency translation adjustments									(981,095)	(148,348)	(1,129,443)
Balance at Jun. 30, 2023		$ 2,054	[1]	$ 550	[1]	25,060,797	1,315,017	(597,553)	(1,492,919)	2,884,427	27,172,373
Balance (in Shares) at Jun. 30, 2023	[1]	2,053,143		549,772
Balance at Dec. 31, 2023		$ 2,056		$ 550		25,133,933	1,371,168	(7,268,025)	(1,232,901)	3,031,389	21,038,170
Balance (in Shares) at Dec. 31, 2023		2,054,943		549,772
Share-based compensation expenses						26,279					26,279
Issuance of fraction shares for share consolidation		$ 51				(51)
Issuance of fraction shares for share consolidation (in Shares)		51,188
Release of statutory reserve from dissolved entity							(62,618)	62,618
Net income (loss)								90,047		92,886	182,933
Foreign currency translation adjustments									(457,021)	(70,745)	(527,766)
Balance at Jun. 30, 2024		$ 2,107		$ 550		$ 25,160,161	$ 1,308,550	$ (7,115,360)	$ (1,689,922)	$ 3,053,530	$ 20,719,616
Balance (in Shares) at Jun. 30, 2024		2,106,131		549,772

[1]	Retrospectively restated for the effect of share consolidation